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                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form

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 1.     Name and address of issuer: Connecticut Mutual Variable Life Separate
                                    Account I
                                    1295 State Street
                                    Springfield, MA 01111-0001

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 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or
        classes):              [X]

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 3.     Investment Company Act File Number: 811-08514

        Securities Act File Number: 333-01349

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 4(a).  Last day of fiscal year for which this Form is filed: December 31, 2014

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 4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form

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 5.    Calculation of registration fee:

       (i)     Aggregate sale price of
               securities sold during the
               fiscal year pursuant to
               section 24(f):                                       $   514,286
                                                                    -----------
       (ii)    Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:                   $  1,467,980
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       (iii)   Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending
               no earlier than October 11,
               1995 that were not previously
               used to reduce registration
               fees payable to the Commission.    $ 11,330,444
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       (iv)    Total available redemption
               credits [add items 5(ii) and
               5(iii)]                                              $12,798,424
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       (v)     Net sales - if Items 5(i) is
               greater than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                                          $         0
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       (vi)    Redemption credits available
               for use in future years - if
               Item 5(i) is less than
               Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                   $(12,284,138)
                                                  -------------

       (vii)   Multiplier for determining
               registration fee
               (See Instruction C.9):                           X      .0001162
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       (viii)  Registration fee due [multiply
               Item 5(v) by Item 5(vii)]
               (enter "0" if no fee is due):                    =   $         0
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 6.    Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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 7.    Interest due - if this form is being
       filed more than 90 days after the end
       of the issuer's fiscal year (see
       Instruction D):
                                                                +   $         0
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 8.    Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:
                                                                =   $         0
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 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               Method of Delivery:

                             [_] Wire Transfer
                             [_] Mail or other means

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                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*     /s/ Gregory E. Deavens
                              -------------------------------------------------
                              Gregory E. Deavens
                              Senior Vice President & Corporate Controller


Date:            February 26, 2015
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 *Please print the name and title of the signing officer below the signature.

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